Regulatory Matters - Schedule of Additional Significant Riders Associated with Virginia Power Projects (Detail) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
Rider RPS
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	July 2023
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 96
Increase (decrease) in revenue requirement	$ (44)
Virginia Electric and Power Company | Rider CCR
Public Utilities General Disclosures [Line Items]
Application Date	2023-02
Approval Date	Pending
Rate Year Beginning	2023-12
Total Revenue Requirement (millions)	$ 194
Increase (decrease) in revenue requirement	$ (37)
Virginia Electric and Power Company | Rider CE
Public Utilities General Disclosures [Line Items]
Application Date	2022-10	[1]
Approval Date	April 2023	[1]
Rate Year Beginning	2023-05	[1]
Total Revenue Requirement (millions)	$ 89	[1]
Increase (decrease) in revenue requirement	$ 18	[1]
Virginia Electric and Power Company | Rider GT
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 14
Increase (decrease) in revenue requirement	$ (42)
Virginia Electric and Power Company | Rider G T One
Public Utilities General Disclosures [Line Items]
Application Date	2023-08
Approval Date	Pending
Rate Year Beginning	2024-06
Total Revenue Requirement (millions)	$ 145
Increase (decrease) in revenue requirement	$ 131
Virginia Electric and Power Company | Rider GV
Public Utilities General Disclosures [Line Items]
Application Date	2023-06	[2]
Approval Date	Pending	[2]
Rate Year Beginning	2024-04	[2]
Total Revenue Requirement (millions)	$ 132	[2]
Increase (decrease) in revenue requirement	$ 5	[2]
Virginia Electric and Power Company | Rider GV
Public Utilities General Disclosures [Line Items]
Application Date	2023-06	[2]
Approval Date	Pending	[2]
Rate Year Beginning	2025-04	[2]
Total Revenue Requirement (millions)	$ 135	[2]
Increase (decrease) in revenue requirement	$ 3	[2]
Virginia Electric and Power Company | Rider OSW
Public Utilities General Disclosures [Line Items]
Application Date	2022-11
Approval Date	July 2023
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ 271
Increase (decrease) in revenue requirement	$ 192
Virginia Electric and Power Company | Rider PPA
Public Utilities General Disclosures [Line Items]
Application Date	2022-12
Approval Date	July 2023
Rate Year Beginning	2023-09
Total Revenue Requirement (millions)	$ (22)
Increase (decrease) in revenue requirement	$ (17)
Virginia Electric and Power Company | Rider R
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	March 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 55	[3]
Increase (decrease) in revenue requirement	$ (4)
Virginia Electric and Power Company | Rider RGGI
Public Utilities General Disclosures [Line Items]
Application Date	2022-12	[4]
Approval Date	July 2023	[4]
Rate Year Beginning	2023-09	[4]
Total Revenue Requirement (millions)	$ 356	[4]
Virginia Electric and Power Company | Rider S
Public Utilities General Disclosures [Line Items]
Application Date	2021-06
Approval Date	February 2022
Rate Year Beginning	2023-04
Total Revenue Requirement (millions)	$ 191	[3]
Increase (decrease) in revenue requirement	$ (1)
Virginia Electric and Power Company | Rider SNA
Public Utilities General Disclosures [Line Items]
Application Date	2022-10	[5]
Approval Date	June 2023	[5]
Rate Year Beginning	2023-09	[5]
Total Revenue Requirement (millions)	$ 50	[5]
Increase (decrease) in revenue requirement	$ (57)	[5]
Virginia Electric and Power Company | Rider T1
Public Utilities General Disclosures [Line Items]
Application Date	2023-05	[6]
Approval Date	July 2023	[6]
Rate Year Beginning	2023-09	[6]
Total Revenue Requirement (millions)	$ 879	[6]
Increase (decrease) in revenue requirement	$ 173	[6]
Virginia Electric and Power Company | Rider U
Public Utilities General Disclosures [Line Items]
Application Date	2022-06	[7]
Approval Date	February 2023	[7]
Rate Year Beginning	2023-04	[7]
Total Revenue Requirement (millions)	$ 74	[7]
Increase (decrease) in revenue requirement	$ (21)	[7]
Virginia Electric and Power Company | Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 40
Increase (decrease) in revenue requirement	$ (10)
Virginia Electric and Power Company | Rider US-3
Public Utilities General Disclosures [Line Items]
Application Date	2023-08
Approval Date	Pending
Rate Year Beginning	2024-06
Total Revenue Requirement (millions)	$ 37
Increase (decrease) in revenue requirement	$ (3)
Virginia Electric and Power Company | Rider US-4
Public Utilities General Disclosures [Line Items]
Application Date	2022-08
Approval Date	April 2023
Rate Year Beginning	2023-06
Total Revenue Requirement (millions)	$ 16
Increase (decrease) in revenue requirement	$ 1
Virginia Electric and Power Company | Rider US-4
Public Utilities General Disclosures [Line Items]
Application Date	2023-08
Approval Date	Pending
Rate Year Beginning	2024-06
Total Revenue Requirement (millions)	$ 14
Increase (decrease) in revenue requirement	$ (2)
Virginia Electric and Power Company | Rider W
Public Utilities General Disclosures [Line Items]
Application Date	2022-06	[8]
Approval Date	February 2023	[8]
Rate Year Beginning	2023-04	[8]
Total Revenue Requirement (millions)	$ 105	[3],[8]
Increase (decrease) in revenue requirement	$ (16)	[8]

[1]	Associated with solar generation and energy storage projects requested for approval in October 2022 and certain small-scale solar projects in addition to previously approved Rider CE projects.
[2]	The total revenue requirement requested is based on an estimated retirement of Greensville County in 2058, consistent with the current estimated useful life of the facility. Virginia Power also provided an alternative approach based on an estimated retirement of Greensville County in 2045, which if utilized would result in a revenue requirement of $144 million and $148 million for rate years beginning April 2024 and April 2025, respectively.
[3]	In May 2023, Virginia Power filed a notification with the Virginia Commission to combine Riders R, S and W, which have an aggregate revenue requirement of $351 million, into base rates effective July 2023 in accordance with legislation enacted in Virginia in April 2023.
[4]	In December 2022, Virginia Power filed a petition to update and reinstate Rider RGGI to recover RGGI compliance costs incurred after July 2022 and those projected to occur through December 2023, with rate recovery from September 2023 through August 2024. For purposes of this proceeding, Virginia Power has assumed that Virginia will withdraw from RGGI on December 31, 2023, and accordingly did not project any RGGI compliance costs to be incurred after that date.
[5]	Virginia Power requested approval of cost recovery of approximately $1.2 billion through Rider SNA for the first phase of nuclear life extension program which includes investments through 2024. In April 2022, Virginia Power, the Virginia Commission staff and certain interested parties filed a proposed stipulation recommending that costs incurred after February 2022 associated with the first phase of the nuclear life extension program for North Anna be deferred and requested for recovery in a subsequent Rider SNA filing.
[6]	Consists of $510 million for the transmission component of Virginia Power's base rates and $369 million for Rider T1.
[7]	Consists of previously approved phases of Rider U.
[8]	In February 2023, the Virginia Commission also approved Virginia Power's requested revenue requirement for the rate year beginning April 2024. However, as Virginia Power provided notification in May 2023 to combine Rider W into base rates as discussed above, Rider W ceased to be separately collected effective July 2023.